Quarterly Holdings Report
for

Fidelity® Series Canada Fund

January 31, 2020

SAD-QTLY-0320
1.9883884.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 2.9%
TELUS Corp.	1,920,600	$76,989,444
Media - 0.3%
Cogeco Communications, Inc.	82,600	6,484,918
Wireless Telecommunication Services - 2.5%
Rogers Communications, Inc. Class B (non-vtg.)	1,305,300	65,353,769

TOTAL COMMUNICATION SERVICES		148,828,131

CONSUMER DISCRETIONARY - 3.0%
Hotels, Restaurants & Leisure - 0.0%
Recipe Unlimited Corp.	53,400	751,328
Leisure Products - 0.4%
Spin Master Corp. (a)(b)	444,800	10,641,052
Multiline Retail - 2.4%
Dollarama, Inc.	1,856,000	63,236,391
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (a)(c)	166,817	4,996,695

TOTAL CONSUMER DISCRETIONARY		79,625,466

CONSUMER STAPLES - 8.0%
Food & Staples Retailing - 7.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,010,100	134,023,517
George Weston Ltd.	721,700	58,160,273
North West Co., Inc.	767,400	15,981,218
		208,165,008
Personal Products - 0.1%
Jamieson Wellness, Inc.	154,900	3,108,768

TOTAL CONSUMER STAPLES		211,273,776

ENERGY - 17.7%
Energy Equipment & Services - 0.3%
Computer Modelling Group Ltd.	1,019,400	6,223,932
Oil, Gas & Consumable Fuels - 17.4%
Canadian Natural Resources Ltd.	4,038,600	113,583,718
Cenovus Energy, Inc. (Canada)	2,325,375	20,242,043
Enbridge, Inc.	3,226,600	131,194,912
Pinnacle Renewable Energy, Inc.	199,653	1,537,301
PrairieSky Royalty Ltd. (c)	6,116,200	67,059,137
Suncor Energy, Inc.	4,067,000	124,308,712
		457,925,823

TOTAL ENERGY		464,149,755

FINANCIALS - 36.2%
Banks - 24.4%
Bank of Montreal (c)	1,614,100	123,100,433
Bank of Nova Scotia	2,266,600	123,794,656
Royal Bank of Canada	1,661,000	131,258,410
The Toronto-Dominion Bank	4,753,600	262,715,962
		640,869,461
Capital Markets - 1.0%
IGM Financial, Inc.	920,000	26,604,504
Insurance - 10.8%
Fairfax Financial Holdings Ltd. (sub. vtg.)	109,400	48,952,243
Intact Financial Corp.	498,900	54,048,128
Power Corp. of Canada (sub. vtg.)	2,322,200	57,940,943
Sun Life Financial, Inc.	2,647,800	124,487,015
		285,428,329

TOTAL FINANCIALS		952,902,294

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Andlauer Healthcare Group, Inc. (a)	346,400	5,653,801
INDUSTRIALS - 12.2%
Aerospace & Defense - 0.8%
CAE, Inc.	696,300	20,651,183
Professional Services - 2.3%
Thomson Reuters Corp.	765,900	61,571,786
Road & Rail - 9.1%
Canadian National Railway Co.	939,700	87,813,737
Canadian Pacific Railway Ltd.	568,365	150,981,348
		238,795,085

TOTAL INDUSTRIALS		321,018,054

INFORMATION TECHNOLOGY - 5.9%
IT Services - 1.7%
CGI Group, Inc. Class A (sub. vtg.) (a)	588,100	45,029,600
Software - 4.2%
Constellation Software, Inc.	41,885	44,026,091
Open Text Corp.	1,467,900	66,063,264
		110,089,355

TOTAL INFORMATION TECHNOLOGY		155,118,955

MATERIALS - 9.7%
Chemicals - 3.0%
Nutrien Ltd.	1,890,078	80,678,938
Containers & Packaging - 1.3%
CCL Industries, Inc. Class B	800,400	33,754,212
Metals & Mining - 5.2%
Franco-Nevada Corp.	560,482	63,709,617
Lundin Mining Corp.	2,104,900	11,038,239
OceanaGold Corp.	1,487,200	3,112,849
Wheaton Precious Metals Corp.	1,975,800	58,166,214
		136,026,919
Paper & Forest Products - 0.2%
Western Forest Products, Inc.	6,196,300	5,009,854

TOTAL MATERIALS		255,469,923

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Allied Properties (REIT)	418,900	17,478,962
TOTAL COMMON STOCKS
(Cost $2,460,018,338)		2,611,519,117

Money Market Funds - 4.2%
Fidelity Cash Central Fund 1.58% (d)	20,936,124	20,940,311
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	88,797,694	88,806,574
TOTAL MONEY MARKET FUNDS
(Cost $109,746,025)		109,746,885
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $2,569,764,363)		2,721,266,002
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(91,304,323)
NET ASSETS - 100%		$2,629,961,679

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,641,052 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,663
Fidelity Securities Lending Cash Central Fund	40,617
Total	$153,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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